Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Inventories [Abstract]
Finished goods	$ 78,604	$ 66,779
Work-in-process	6,559	7,815
Raw materials	38,495	48,791
Total Inventory	$ 123,658	$ 123,385